Long-Term Debt (Summary Of Effective Interest Rates On Variable-Rate IDRBs) (Details)	Dec. 31, 2011	Dec. 31, 2010
2003 Series A, Due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.83%	1.20%
2008 Series A, Due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.62%	2.72%
2009 Series A, Due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.56%	2.68%
Tax-Exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	2.22%	1.18%